Schedule of Maturities of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Total Amount Maturing [Member]
Short-Term Debt [Line Items]
2022	$ 7,433	$ 28,238
2023	8,822	5,060
2024	5,588	8,716
2025		5,565
2026 and thereafter		524
Total	49,080	48,103
Public Offering [Member]
Short-Term Debt [Line Items]
2022	5,098	7,074
2023	6,108	3,475
2024	5,117	5,002
2025		5,085
2026 and thereafter
Total	20,349	20,636
Other Unsecured [Member]
Short-Term Debt [Line Items]
2022	2,264	1,945
2023	2,587	1,514
2024	398	3,587
2025		398
2026 and thereafter
Total	6,336	7,444
Secured Borrowings [Member]
Short-Term Debt [Line Items]
2022	71	19,219
2023	127	71
2024	73	127
2025		82
2026 and thereafter		524
Total	$ 22,395	$ 20,023